Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Summary of Inventories
As at	December 31, 2020	December 31, 2019
Harvested cannabis	20,358	50,403
Cannabis supplies and consumables	5,255	8,808
Ornamental flowers, supplies and consumables (note 5)	—	731
	25,613	59,942